Segment Information - Summary of Geographical Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Net sales	kr 201,303	kr 222,608	kr 246,920
Non-current assets	50,037	76,719	73,007
South East Asia, Oceania and India [member]
Disclosure of geographical areas [line items]
Net sales	30,568	32,597	32,155
Non-current assets	512	690	668
North East Asia [member]
Disclosure of geographical areas [line items]
Net sales	23,506	27,185	28,106
Non-current assets	1,516	1,556	2,005
North America [member]
Disclosure of geographical areas [line items]
Net sales	49,621	52,003	55,063
Non-current assets	8,387	14,650	14,870
Europe and Latin America [member]
Disclosure of geographical areas [line items]
Net sales	56,175	62,543	73,603
Non-current assets	39,559	59,737	55,325
Middle East and Africa [member]
Disclosure of geographical areas [line items]
Net sales	25,073	28,104	33,002
Non-current assets	63	86	139
Other regions [member]
Disclosure of geographical areas [line items]
Net sales	16,360	20,176	24,991
Sweden [member]
Disclosure of geographical areas [line items]
Net sales	2,989	3,123	3,796
Non-current assets	34,381	53,111	48,467
European Union [member]
Disclosure of geographical areas [line items]
Net sales	36,072	38,525	45,585
Non-current assets	37,895	57,759	53,759
US [member]
Disclosure of geographical areas [line items]
Net sales	52,322	56,748	64,299
Non-current assets	7,092	11,053	12,325
China [member]
Disclosure of geographical areas [line items]
Net sales	14,937	19,156	18,977
Non-current assets	kr 1,123	kr 530	kr 1,547